Amount Due from/(to) Related Parties - Schedule of Trade and Non-trade Related Parties (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Trade
Amount due from related party, trade	RM 4,562,855	$ 1,083,171	RM 1,802,498
Non-trade
Amount due from related party, non-trade	1,817,995	431,572	617,995
Amount due from related parties	6,380,850	1,514,742	2,420,493
Amount due to related parties, non-trade	3,114,186	739,273	2,168,066
Solar Bina Engineering Sdn. Bhd. [Member]
Trade
Amount due from related party, trade	24,727	5,870	24,727
Non-trade
Amount due from related party, non-trade	1,600,000	379,822	400,000
RL Sunseap Energy Sdn. Bhd. [Member]
Trade
Amount due from related party, trade			1,387,771
Reservoir Link Renewable Sdn. Bhd. [Member]
Trade
Amount due from related party, trade	3,840,451	911,680	390,000
RL Sigma Engineering Sdn. Bhd. [Member]
Trade
Amount due from related party, trade	697,677	165,620
Reservoir Link Energy Bhd. [Member]
Non-trade
Amount due from related party, non-trade	217,995	51,750	217,995
Amount due to related parties, non-trade	1,790,337	425,006	1,514,762
Reservoir Link Sdn. Bhd. [Member]
Non-trade
Amount due to related parties, non-trade	258,804	61,438	258,804
Reservoir Link Holdings Sdn. Bhd. [Member]
Non-trade
Amount due to related parties, non-trade	600,000	142,433
Mr. Lee Seng Chi [Member]
Non-trade
Amount due to related parties, non-trade	RM 465,045	$ 110,396	RM 394,500